RELATED PARTY TRANSACTIONS (Details) - Schedule of Deposits - Key management personnel of entity or parent [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deposits
Deposits	£ 20	£ 20	£ 12
Placed (includes deposits of appointed key management personnel)	44	33	41
Withdrawn (includes deposits of former key management personnel)	(41)	(33)	(33)
Deposits	£ 23	£ 20	£ 20